VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 27.5%
		Basic Materials: 0.1%
200,000		DuPont de Nemours, Inc., 4.725%, 11/15/2028	$ 219,838	0.1

		Communications: 0.4%
1,000,000		Alibaba Group Holding Ltd., 3.125%, 11/28/2021	1,013,619	0.4

		Consumer, Cyclical: 1.0%
2,500,000		American Honda Finance Corp., 2.600%, 11/16/2022	2,475,942	0.9
200,000	(1)	BMW US Capital LLC, 3.450%, 04/12/2023	198,924	0.1
			2,674,866	1.0

		Consumer, Non-cyclical: 1.2%
1,500,000	(1)	Bristol-Myers Squibb Co., 2.600%, 05/16/2022	1,531,823	0.6
550,000		Medtronic, Inc., 3.500%, 03/15/2025	593,494	0.2
1,000,000		UnitedHealth Group, Inc., 2.875%, 12/15/2021	1,021,672	0.4
			3,146,989	1.2

		Energy: 1.3%
1,550,000		BP Capital Markets PLC, 3.561%, 11/01/2021	1,569,886	0.6
995,000	(1)	Schlumberger Finance Canada Ltd., 2.200%, 11/20/2020	982,159	0.4
1,000,000	(1)	Schlumberger Finance Canada Ltd., 2.650%, 11/20/2022	958,421	0.3
			3,510,466	1.3

		Financial: 20.6%
1,885,000	(1)	AIA Group Ltd., 1.636%, (US0003M + 0.520%), 09/20/2021	1,872,655	0.7
1,750,000		American Express Co., 3.700%, 11/05/2021	1,806,097	0.7
2,000,000	(2)	Bank of America Corp., 2.738%, 01/23/2022	1,998,299	0.7
2,000,000	(2)	Bank of America Corp., 2.816%, 07/21/2023	2,010,372	0.7
1,500,000		Bank of America Corp., 3.300%, 01/11/2023	1,555,688	0.6
1,250,000	(2)	Bank of New York Mellon Corp./The, 2.661%, 05/16/2023	1,255,819	0.5
1,500,000		Bank of Nova Scotia/The, 3.125%, 04/20/2021	1,516,240	0.6
760,000	(1)	Banque Federative du Credit Mutuel SA, 2.125%, 11/21/2022	706,699	0.3
1,665,000		BNP Paribas SA, 5.000%, 01/15/2021	1,698,436	0.6
2,500,000	(2)	Citibank NA, 2.844%, 05/20/2022	2,505,122	0.9
250,000		Citibank NA, 3.400%, 07/23/2021	254,002	0.1
1,335,000		Cooperatieve Rabobank UA/NY, 3.125%, 04/26/2021	1,345,216	0.5
1,465,000		Credit Suisse AG/New York NY, 2.100%, 11/12/2021	1,459,507	0.5
1,000,000		Credit Suisse AG/New York NY, 3.000%, 10/29/2021	1,012,978	0.4
1,000,000	(1)	DNB Bank ASA, 2.375%, 06/02/2021	980,740	0.4
500,000		Fifth Third Bank/Cincinnati OH, 2.875%, 10/01/2021	504,739	0.2
1,380,000		Fifth Third Bank/Cincinnati OH, 3.350%, 07/26/2021	1,391,423	0.5
1,100,000		Goldman Sachs Group, Inc./The, 2.625%, 04/25/2021	1,101,134	0.4
370,000		HSBC Holdings PLC, 2.950%, 05/25/2021	372,460	0.1
2,000,000		Huntington National Bank/The, 3.250%, 05/14/2021	2,016,012	0.8
500,000		JPMorgan Chase & Co., 2.400%, 06/07/2021	502,555	0.2
285,000	(2)	JPMorgan Chase & Co., 2.739%, 10/15/2030	286,792	0.1
2,000,000		JPMorgan Chase & Co., 3.200%, 01/25/2023	2,060,314	0.8
1,000,000		JPMorgan Chase & Co., 3.250%, 09/23/2022	1,031,680	0.4
1,000,000		JPMorgan Chase & Co., 4.500%, 01/24/2022	1,045,126	0.4
800,000		KeyBank NA/Cleveland OH, 3.350%, 06/15/2021	814,411	0.3
1,250,000		Lloyds Bank PLC, 3.300%, 05/07/2021	1,250,598	0.5
1,000,000	(1)	Metropolitan Life Global Funding I, 3.375%, 01/11/2022	1,016,033	0.4
800,000		Mitsubishi UFJ Financial Group, Inc., 2.190%, 09/13/2021	789,735	0.3
2,000,000		Mitsubishi UFJ Financial Group, Inc., 3.218%, 03/07/2022	2,029,236	0.8
215,000		Mitsubishi UFJ Financial Group, Inc., 3.535%, 07/26/2021	218,187	0.1

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
200,000	(2) Mizuho Financial Group, Inc., 3.922%, 09/11/2024	$ 211,272	0.1
4,000,000	Morgan Stanley, 2.500%, 04/21/2021	3,998,420	1.5
1,000,000	(1) Nationwide Building Society, 2.000%, 01/27/2023	980,135	0.4
1,520,000	(1) Skandinaviska Enskilda Banken AB, 2.200%, 12/12/2022	1,494,711	0.6
800,000	Sumitomo Mitsui Financial Group, Inc., 2.846%, 01/11/2022	807,853	0.3
1,000,000	Sumitomo Mitsui Financial Group, Inc., 2.934%, 03/09/2021	1,001,756	0.4
1,230,000	Svenska Handelsbanken AB, 2.450%, 03/30/2021	1,235,432	0.5
255,000	Svenska Handelsbanken AB, 3.350%, 05/24/2021	258,113	0.1
500,000	Truist Bank, 2.625%, 01/15/2022	504,745	0.2
2,000,000	Truist Financial Corp., 2.750%, 04/01/2022	2,014,267	0.7
475,000	Visa, Inc., 3.150%, 12/14/2025	518,626	0.2
2,100,000	Wells Fargo & Co., 3.500%, 03/08/2022	2,142,142	0.8
700,000	Wells Fargo Bank NA, 3.625%, 10/22/2021	719,708	0.3
		54,295,485	20.6

	Industrial: 0.8%
1,500,000	Caterpillar Financial Services Corp., 1.900%, 09/06/2022	1,495,724	0.6
460,000	Lockheed Martin Corp., 3.550%, 01/15/2026	498,462	0.2
		1,994,186	0.8

	Technology: 1.8%
1,000,000	International Business Machines Corp., 1.875%, 08/01/2022	1,009,088	0.4
2,275,000	International Business Machines Corp., 2.850%, 05/13/2022	2,338,745	0.9
260,000	Oracle Corp., 1.900%, 09/15/2021	261,107	0.1
1,000,000	Oracle Corp., 2.500%, 05/15/2022	1,017,353	0.4
200,000	QUALCOMM, Inc., 3.000%, 05/20/2022	204,297	0.0
		4,830,590	1.8

	Utilities: 0.3%
785,000	Wisconsin Public Service Corp., 3.350%, 11/21/2021	797,805	0.3

	Total Corporate Bonds/Notes
	(Cost $72,438,230)	72,483,844	27.5

U.S. TREASURY OBLIGATIONS: 48.8%
	Treasury Inflation Indexed Protected Securities: 48.8%
6,312,030	0.125%,07/15/2026	6,373,310	2.4
762,029	0.125%,01/15/2030	1,329,384	0.5
108,916	0.250%,01/15/2025	109,918	0.0
3,676,019	0.250%,07/15/2029	3,821,529	1.4
1,053,581	0.250%,02/15/2050	1,611,019	0.6
11,085	0.375%,07/15/2023	11,153	0.0
48,952	0.375%,07/15/2025	49,955	0.0
8,894,552	0.375%,01/15/2027	9,111,721	3.5
9,649,499	0.375%,07/15/2027	9,935,488	3.8
8,593,899	0.500%,01/15/2028	8,962,729	3.4
22,018	0.625%,04/15/2023	22,187	0.0
7,052,034	0.625%,01/15/2026	7,287,907	2.8
3,506,406	0.625%,02/15/2043	3,850,505	1.5
8,026,415	0.750%,07/15/2028	8,595,394	3.3
4,640,505	0.750%,02/15/2042	5,201,078	2.0
5,817,105	0.750%,02/15/2045	6,655,697	2.5
9,309,264	0.875%,01/15/2029	10,126,097	3.8
1,747,292	0.875%,02/15/2047	2,081,524	0.8
4,148,099	1.000%,02/15/2046	5,044,424	1.9
4,048,523	1.000%,02/15/2048	4,991,419	1.9
3,290,828	1.000%,02/15/2049	4,097,093	1.6
3,016,275	1.375%,02/15/2044	3,872,915	1.5
2,763,239	1.750%,01/15/2028	3,145,510	1.2
3,860,258	2.000%,01/15/2026	4,296,033	1.6
1,875,409	2.125%,02/15/2040	2,624,098	1.0
2,414,900	2.125%,02/15/2041	3,364,911	1.3
3,629,119	2.375%,01/15/2027	4,209,333	1.6
2,126,726	2.500%,01/15/2029	2,612,136	1.0
1,845,767	3.375%,04/15/2032	2,610,779	1.0
977,717	3.625%,04/15/2028	1,259,368	0.5
797,169	3.875%,04/15/2029	1,075,726	0.4

	Total U.S. Treasury Obligations
	(Cost $118,496,146)	128,340,340	48.8

U.S. GOVERNMENT AGENCY OBLIGATIONS: 9.0%
	Federal Home Loan Bank: 2.9%
5,255,000	2.875%,09/13/2024	5,779,278	2.2
1,515,000	3.250%,11/16/2028	1,793,907	0.7
		7,573,185	2.9

	Federal Home Loan Mortgage Corporation: 0.3%(3)
805,000	2.375%,01/13/2022	833,202	0.3

	Federal National Mortgage Association: 4.9%(3)
4,830,000	1.875%,09/24/2026	5,142,704	2.0
7,120,000	2.625%,09/06/2024	7,769,996	2.9
		12,912,700	4.9

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Other U.S. Agency Obligations: 0.9%
2,190,000		2.875%,12/21/2023	$ 2,371,582	0.9

		Total U.S. Government Agency Obligations
		(Cost $21,567,944)	23,690,669	9.0

SOVEREIGN BONDS: 6.8%
640,000		Colombia Government International Bond, 3.000%, 01/30/2030	586,240	0.2
EUR 605,900	(2),(4)	Hellenic Republic Government Bond, 0.000%, 10/15/2042	2,072	0.0
315,000		Indonesia Government International Bond, 2.850%, 02/14/2030	307,055	0.1
2,500,000		Israel Government AID Bond, 5.500%, 04/26/2024	2,937,119	1.1
EUR 927	(1)	Italy Buoni Poliennali Del Tesoro, 0.400%, 05/15/2030	940	0.0
EUR 1,726,333	(1)	Italy Buoni Poliennali Del Tesoro, 1.300%, 05/15/2028	1,916,883	0.7
JPY 352,718,880		Japanese Government CPI Linked Bond, 0.100%, 03/10/2028	3,285,263	1.3
JPY 647,218,080		Japanese Government CPI Linked Bond, 0.100%, 03/10/2029	6,025,253	2.3
480,000		Mexico Government International Bond, 3.250%, 04/16/2030	451,080	0.2
480,000		Mexico Government International Bond, 4.500%, 04/22/2029	494,165	0.2
NZD 2,055,000		New Zealand Government Inflation Linked Bond, 2.500%, 09/20/2035	1,648,642	0.6
145,000		Uruguay Government International Bond, 4.375%, 01/23/2031	158,668	0.1

		Total Sovereign Bonds
		(Cost $17,966,483)	17,813,380	6.8

COMMERCIAL MORTGAGE-BACKED SECURITIES: 2.0%
366,000		BANK 2019-BNK23 A3, 2.920%, 11/15/2029	387,662	0.1
1,000,000		BENCHMARK 2018-B3 A5 Mortgage Trust, 4.025%, 04/10/2051	1,130,238	0.4
350,000		Benchmark 2019-B15 A5 Mortgage Trust, 2.928%, 12/15/2072	370,952	0.1
500,000		CD 2017-CD6 Mortgage Trust A5, 3.456%, 11/13/2050	542,503	0.2
375,000		Freddie Mac Multifamily Structured Pass Through Certificates K071 A2, 3.286%, 11/25/2027	431,737	0.2
700,000	(1)	GS Mortgage Securities Corp. Trust 2016-RENT A, 3.203%, 02/10/2029	698,659	0.3
1,000,000		GS Mortgage Securities Trust 2017-GS7 A4, 3.430%, 08/10/2050	1,057,789	0.4
700,000		Wells Fargo Commercial Mortgage Trust 2017-C39 A5, 3.418%, 09/15/2050	746,339	0.3

		Total Commercial Mortgage-Backed Securities
		(Cost $5,036,973)	5,365,879	2.0

ASSET-BACKED SECURITIES: 1.4%
		Auto Floor Plan Asset-Backed Securities: 0.6%
850,000		Ford Credit Floorplan Master Owner Trust 2017-1 A1, 2.070%, 05/15/2022	849,233	0.3
750,000		Ford Credit Floorplan Master Owner Trust A 2018-1 A1, 2.950%, 05/15/2023	750,397	0.3
			1,599,630	0.6

		Credit Card Asset-Backed Securities: 0.2%
625,000		Chase Issuance Trust 2016-A4 A4, 1.490%, 07/15/2022	623,908	0.2

		Student Loan Asset-Backed Securities: 0.6%
260,000	(1)	Navient Student Loan Trust 2019-BA A2A, 3.390%, 12/15/2059	274,140	0.1
380,726	(1)	SoFi Professional Loan Program 2015-B A1 LLC, 1.997%, (US0001M + 1.050%), 04/25/2035	379,926	0.2
800,000	(1)	Sofi Professional Loan Program 2018-C A2FX Trust, 3.590%, 01/25/2048	809,555	0.3
			1,463,621	0.6

		Total Asset-Backed Securities
		(Cost $3,664,287)	3,687,159	1.4

			Value	Percentage of Net Assets
PURCHASED OPTIONS (5): 0.6%
		Total Purchased Options
		(Cost $1,210,365)	1,691,688	0.6

		Total Long-Term Investments
		(Cost $240,380,428)	253,072,959	96.1

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.1%
	Mutual Funds: 3.1%
8,057,643	(6) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.330%
	(Cost $8,057,643)	$ 8,057,643	3.1

	Total Short-Term Investments
	(Cost $8,057,643)	8,057,643	3.1

	Total Investments in Securities (Cost $248,438,071)	$ 261,130,602	99.2
	Assets in Excess of Other Liabilities	1,977,547	0.8
	Net Assets	$ 263,108,149	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Variable rate security. Rate shown is the rate in effect as of March 31, 2020.
(3)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(4)	Represents a zero coupon bond. Rate shown reflects the effective yield as of March 31, 2020.
(5)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(6)	Rate shown is the 7-day yield as of March 31, 2020.

Currency Abbreviations:
EUR	EU Euro
JPY	Japanese Yen
NZD	New Zealand Dollar

Reference Rate Abbreviations:
US0001M	1-month LIBOR
US0003M	3-month LIBOR

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2020
Asset Table
Investments, at fair value
Purchased Options	$ 97,850	$ 1,593,838	$ –	$ 1,691,688
Corporate Bonds/Notes	–	72,483,844	–	72,483,844
Commercial Mortgage-Backed Securities	–	5,365,879	–	5,365,879
Asset-Backed Securities	–	3,687,159	–	3,687,159
Sovereign Bonds	–	17,813,380	–	17,813,380
U.S. Government Agency Obligations	–	23,690,669	–	23,690,669
U.S. Treasury Obligations	–	128,340,340	–	128,340,340
Short-Term Investments	8,057,643	–	–	8,057,643
Total Investments, at fair value	$ 8,155,493	$ 252,975,109	$ –	$ 261,130,602
Other Financial Instruments+
Centrally Cleared Swaps	–	5,003,903	–	5,003,903
Forward Foreign Currency Contracts	–	262,697	–	262,697
Futures	1,724,357	–	–	1,724,357
OTC Swaps	–	75,402	–	75,402
Written Options	–	–	–	–
Total Assets	$ 9,879,850	$ 258,317,111	$ –	$ 268,196,961
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$ –	$ (10,784,960)	$ –	$ (10,784,960)
Forward Foreign Currency Contracts	–	(501,736)	–	(501,736)
Futures	(186,855)	–	–	(186,855)
OTC Swaps	–	(614,242)	–	(614,242)
Written Options	(100,147)	(2,533,191)	–	(2,633,338)
Total Liabilities	$ (287,002)	$ (14,434,129)	$ –	$ (14,721,131)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

At March 31, 2020, the following forward foreign currency contracts were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 182,164	EUR 168,000	Bank of America N.A.	04/03/20	$ (3,131)
USD 1,363,586	EUR 1,237,000	Bank of America N.A.	04/03/20	(758)
USD 87,053	JPY 9,086,683	Bank of America N.A.	04/03/20	2,541
GBP 118,000	USD 139,971	Barclays Bank PLC	04/03/20	6,599
USD 135,524	EUR 125,000	Barclays Bank PLC	06/17/20	(2,744)
GBP 753,088	EUR 835,000	Barclays Bank PLC	08/05/20	11,934
NZD 23,000	USD 13,703	BNP Paribas	04/03/20	(84)
EUR 131,838	USD 145,099	BNP Paribas	04/03/20	311
USD 147,406	GBP 114,182	BNP Paribas	04/03/20	5,577
USD 5,061	JPY 555,000	BNP Paribas	04/03/20	(100)
CAD 1,000	USD 701	Citibank N.A.	04/03/20	2
EUR 250,000	USD 286,991	Citibank N.A.	06/17/20	(10,455)
USD 103,569	CAD 139,027	Deutsche Bank AG	04/03/20	4,778
USD 119,887	GBP 93,780	Deutsche Bank AG	04/03/20	3,400
JPY 1,004,843,000	USD 9,324,824	Deutsche Bank AG	04/03/20	20,886
EUR 3,000	USD 3,292	Deutsche Bank AG	04/03/20	(7)
USD 3,296	EUR 3,000	Deutsche Bank AG	05/05/20	7
USD 9,344,334	JPY 1,004,843,000	Deutsche Bank AG	05/07/20	(17,679)
EUR 270,000	GBP 246,537	Deutsche Bank AG	08/05/20	(7,621)
CAD 189,384	USD 130,983	Goldman Sachs International	04/03/20	3,591
USD 171,921	JPY 18,598,940	Goldman Sachs International	04/03/20	(1,062)
USD 706,972	EUR 624,000	Goldman Sachs International	04/03/20	18,733
USD 278,158	EUR 259,578	Goldman Sachs International	04/03/20	(8,143)
USD 40,998	NZD 69,000	Goldman Sachs International	04/03/20	(174)
EUR 117,065	USD 124,744	Goldman Sachs International	04/03/20	4,372
USD 8,636,032	JPY 949,663,000	Goldman Sachs International	04/03/20	(196,467)
USD 125,000	JPY 13,627,625	Goldman Sachs International	06/17/20	(2,156)
USD 122,314	GBP 105,000	Goldman Sachs International	06/17/20	(8,283)
GBP 458,172	EUR 495,000	Goldman Sachs International	08/05/20	21,670
USD 3,248,070	EUR 2,953,000	HSBC Bank PLC	04/03/20	(8,930)
JPY 20,090,248	USD 186,045	JPMorgan Chase Bank N.A.	04/03/20	808
GBP 215,000	USD 282,687	JPMorgan Chase Bank N.A.	06/17/20	(15,276)
EUR 160,000	GBP 146,128	JPMorgan Chase Bank N.A.	08/05/20	(4,556)
EUR 925,000	GBP 872,229	JPMorgan Chase Bank N.A.	08/05/20	(60,462)
USD 268,574	CAD 370,039	Morgan Stanley & Co. International PLC	04/03/20	5,629
USD 666,067	JPY 70,190,000	Morgan Stanley & Co. International PLC	04/03/20	13,253
USD 128,265	CAD 172,194	Morgan Stanley & Co. International PLC	04/03/20	5,905
NZD 155,431	USD 88,369	Morgan Stanley & Co. International PLC	04/03/20	4,376
NZD 1,331,000	USD 798,698	Morgan Stanley & Co. International PLC	04/03/20	(4,495)
CAD 181,000	USD 134,881	Morgan Stanley & Co. International PLC	04/03/20	(6,264)
CAD 160,000	USD 117,157	Morgan Stanley & Co. International PLC	04/03/20	(3,463)
EUR 645,000	USD 723,220	Morgan Stanley & Co. International PLC	04/03/20	(11,820)
EUR 76,000	USD 86,432	Morgan Stanley & Co. International PLC	04/03/20	(2,608)
EUR 2,423,000	USD 2,712,302	Morgan Stanley & Co. International PLC	04/03/20	(39,863)
USD 1,796,332	NZD 2,837,000	Morgan Stanley & Co. International PLC	04/03/20	103,504
EUR 126,000	USD 134,965	Morgan Stanley & Co. International PLC	04/03/20	4,007
GBP 127,000	USD 162,311	Morgan Stanley & Co. International PLC	04/03/20	(4,561)
GBP 49,000	USD 63,913	Morgan Stanley & Co. International PLC	04/03/20	(3,049)
USD 798,525	NZD 1,331,000	Morgan Stanley & Co. International PLC	05/05/20	4,524
AUD 405,000	USD 269,668	Morgan Stanley & Co. International PLC	06/17/20	(20,502)
NZD 1,306,500	USD 774,212	National Australia Bank	04/03/20	5,376
USD 774,069	NZD 1,306,500	National Australia Bank	05/05/20	(5,317)
EUR 82,000	USD 89,749	Royal Bank of Scotland PLC	04/03/20	692
USD 124,684	AUD 215,000	Royal Bank of Scotland PLC	06/17/20	(7,589)
JPY 21,642,351	USD 201,022	The Bank of Montreal	04/03/20	266
NZD 90,000	USD 54,521	The Bank of New York Mellon	04/03/20	(818)
CAD 124,000	USD 90,781	Toronto Dominion Securities	04/03/20	(2,668)
CAD 569,000	USD 426,396	Toronto Dominion Securities	04/03/20	(22,070)
GBP 29,000	USD 35,485	Toronto Dominion Securities	04/03/20	537
GBP 28,000	USD 36,686	Toronto Dominion Securities	04/03/20	(1,909)
EUR 80,338	USD 90,952	UBS AG	04/03/20	(2,344)
USD 392,685	CAD 543,000	UBS AG	04/03/20	6,834
USD 172,271	EUR 154,401	UBS AG	04/03/20	1,975
EUR 1,464,000	USD 1,615,231	UBS AG	04/03/20	(518)
USD 1,617,434	EUR 1,464,000	UBS AG	05/05/20	610
JPY 27,994,615	USD 275,000	UBS AG	06/17/20	(13,790)
				$ (239,039)

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

At March 31, 2020, the following futures contracts were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
90-Day Eurodollar	8	06/13/22	$ 1,992,300	$ 23,787
Euro-OAT	16	06/08/20	2,950,656	(84,490)
Japan 10-Year Bond (TSE)	1	06/15/20	1,418,926	1,386
U.S. Treasury 2-Year Note	51	06/30/20	11,239,523	8,265
U.S. Treasury 5-Year Note	378	06/30/20	47,385,844	1,382,072
U.S. Treasury Ultra Long Bond	14	06/19/20	3,106,250	125,220
			$ 68,093,499	$ 1,456,240
Short Contracts:
Euro-Bund	(24)	06/08/20	(4,566,273)	90,960
Long-Term Euro-BTP	(12)	06/08/20	(1,871,534)	92,667
U.S. Treasury 10-Year Note	(20)	06/19/20	(2,773,750)	(2,987)
U.S. Treasury Ultra 10-Year Note	(77)	06/19/20	(12,014,406)	(99,378)
			$ (21,225,963)	$ 81,262

At March 31, 2020, the following centrally cleared interest rate swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.298)%	Annual	01/16/22	EUR 2,480,000	$ 1,654	$ 1,670
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.479)	Annual	03/05/22	EUR 1,230,000	(3,337)	(3,307)
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.477)	Annual	03/06/22	EUR 730,000	(1,872)	(1,854)
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.493)	Annual	03/09/22	EUR 880,000	(2,612)	(2,595)

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.250)%	Annual	06/24/22	EUR 560,000	$ 890	$ 878
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.290)	Annual	06/25/22	EUR 210,000	147	148
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.280)	Annual	06/26/22	EUR 210,000	193	192
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.275)	Annual	06/30/22	EUR 210,000	217	215
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.320)	Annual	09/29/22	EUR 1,150,000	18	(3)
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.340)	Annual	10/02/22	EUR 1,250,000	(542)	(566)
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.336)	Annual	10/02/22	EUR 1,170,000	–	–
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.333)	Annual	02/12/23	EUR 610,000	(386)	(373)
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.414)	Annual	03/02/23	EUR 1,450,000	(3,609)	(3,551)
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.474)	Annual	03/04/23	EUR 620,000	(2,389)	(2,371)
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.436)	Annual	10/06/23	EUR 310,000	(1,221)	(1,230)
Pay	3-month USD-LIBOR	Quarterly	3.289	Semi-Annual	10/08/20	USD 2,590,000	31,733	31,693
Pay	3-month USD-LIBOR	Quarterly	1.528	Semi-Annual	11/22/20	USD 2,760,000	11,736	11,693
Pay	3-month USD-LIBOR	Quarterly	2.476	Semi-Annual	02/04/22	USD 1,900,000	68,401	68,369
Pay	3-month USD-LIBOR	Quarterly	2.526	Semi-Annual	02/07/22	USD 20,030,000	742,980	758,362
Pay	3-month USD-LIBOR	Quarterly	0.679	Semi-Annual	03/06/22	USD 670,000	3,062	3,051
Pay	3-month USD-LIBOR	Quarterly	2.033	Semi-Annual	03/30/22	USD 660,000	20,536	20,525
Pay	3-month USD-LIBOR	Quarterly	0.640	Semi-Annual	04/07/22	USD 705,000	2,225	2,213
Pay	3-month USD-LIBOR	Quarterly	0.645	Semi-Annual	04/07/22	USD 705,000	2,288	2,276
Pay	3-month USD-LIBOR	Quarterly	2.250	Semi-Annual	04/27/22	USD 5,370,000	191,667	191,578
Pay	3-month USD-LIBOR	Quarterly	1.713	Semi-Annual	07/13/22	USD 9,250,000	123,567	123,422
Pay	3-month USD-LIBOR	Quarterly	0.730	Semi-Annual	09/04/22	USD 2,810,000	21,214	21,167
Pay	3-month USD-LIBOR	Quarterly	0.733	Semi-Annual	09/04/22	USD 1,220,000	9,296	9,275
Pay	3-month USD-LIBOR	Quarterly	0.642	Semi-Annual	09/08/22	USD 700,000	4,027	4,015
Pay	3-month USD-LIBOR	Quarterly	0.662	Semi-Annual	09/08/22	USD 700,000	4,307	4,295
Pay	3-month USD-LIBOR	Quarterly	0.668	Semi-Annual	09/08/22	USD 700,000	4,390	4,379
Pay	3-month USD-LIBOR	Quarterly	0.692	Semi-Annual	09/08/22	USD 700,000	4,726	4,714
Pay	3-month USD-LIBOR	Quarterly	0.702	Semi-Annual	09/08/22	USD 630,000	4,379	4,368
Pay	3-month USD-LIBOR	Quarterly	0.436	Semi-Annual	09/11/22	USD 50,000	81	72
Pay	3-month USD-LIBOR	Quarterly	0.508	Semi-Annual	09/11/22	USD 700,000	2,129	2,118
Pay	3-month USD-LIBOR	Quarterly	0.409	Semi-Annual	09/28/22	USD 500,000	481	472
Pay	3-month USD-LIBOR	Quarterly	0.345	Semi-Annual	09/29/22	USD 1,870,000	(618)	(649)
Pay	3-month USD-LIBOR	Quarterly	0.353	Semi-Annual	09/29/22	USD 670,000	(108)	(119)
Pay	3-month USD-LIBOR	Quarterly	0.388	Semi-Annual	09/29/22	USD 1,080,000	581	563
Pay	3-month USD-LIBOR	Quarterly	0.431	Semi-Annual	09/29/22	USD 580,000	804	795
Pay	3-month USD-LIBOR	Quarterly	0.352	Semi-Annual	10/02/22	USD 1,330,000	–	–
Pay	3-month USD-LIBOR	Quarterly	1.095	Semi-Annual	03/01/23	USD 2,840,000	41,139	41,091
Pay	3-month USD-LIBOR	Quarterly	0.878	Semi-Annual	03/02/23	USD 1,420,000	14,415	14,391
Pay	3-month USD-LIBOR	Quarterly	0.882	Semi-Annual	03/02/23	USD 1,410,000	14,412	14,388
Pay	3-month USD-LIBOR	Quarterly	0.979	Semi-Annual	03/02/23	USD 120,000	1,460	1,448
Pay	3-month USD-LIBOR	Quarterly	0.988	Semi-Annual	03/02/23	USD 710,000	8,759	8,747
Pay	3-month USD-LIBOR	Quarterly	1.058	Semi-Annual	03/02/23	USD 710,000	9,758	9,746
Pay	3-month USD-LIBOR	Quarterly	0.492	Semi-Annual	03/16/23	USD 9,420,000	22,483	22,324
Pay	3-month USD-LIBOR	Quarterly	3.208	Semi-Annual	10/29/24	USD 1,030,000	126,436	126,417
Pay	3-month USD-LIBOR	Quarterly	3.090	Semi-Annual	11/29/24	USD 4,210,000	503,242	503,166
Pay	3-month USD-LIBOR	Quarterly	2.520	Semi-Annual	02/04/25	USD 1,350,000	129,517	129,492
Pay	3-month USD-LIBOR	Quarterly	2.521	Semi-Annual	02/28/25	USD 2,390,000	232,890	232,846
Pay	3-month USD-LIBOR	Quarterly	0.760	Semi-Annual	09/08/25	USD 280,000	3,575	3,569
Pay	3-month USD-LIBOR	Quarterly	1.797	Semi-Annual	01/07/30	USD 310,000	31,805	31,798
Pay	3-month USD-LIBOR	Quarterly	1.726	Semi-Annual	01/08/30	USD 300,000	28,715	28,709
Pay	3-month USD-LIBOR	Quarterly	1.760	Semi-Annual	01/09/30	USD 240,000	23,753	23,748
Pay	3-month USD-LIBOR	Quarterly	1.781	Semi-Annual	01/22/30	USD 150,000	15,151	15,148
Pay	3-month USD-LIBOR	Quarterly	1.750	Semi-Annual	01/23/30	USD 270,000	26,478	26,472
Pay	3-month USD-LIBOR	Quarterly	1.769	Semi-Annual	01/23/30	USD 150,000	14,985	14,982
Pay	3-month USD-LIBOR	Quarterly	1.678	Semi-Annual	01/27/30	USD 150,000	13,675	13,672
Pay	3-month USD-LIBOR	Quarterly	1.699	Semi-Annual	01/27/30	USD 150,000	13,980	13,977
Pay	3-month USD-LIBOR	Quarterly	1.694	Semi-Annual	01/28/30	USD 300,000	27,811	27,805
Pay	3-month USD-LIBOR	Quarterly	1.580	Semi-Annual	01/29/30	USD 300,000	24,541	24,534
Pay	3-month USD-LIBOR	Quarterly	1.580	Semi-Annual	01/30/30	USD 300,000	24,518	24,512
Pay	3-month USD-LIBOR	Quarterly	1.606	Semi-Annual	01/30/30	USD 300,000	25,258	25,251
Pay	3-month USD-LIBOR	Quarterly	1.511	Semi-Annual	02/03/30	USD 70,000	5,256	5,253
Pay	3-month USD-LIBOR	Quarterly	1.523	Semi-Annual	02/03/30	USD 150,000	11,437	11,433
Pay	3-month USD-LIBOR	Quarterly	1.525	Semi-Annual	02/03/30	USD 150,000	11,458	11,455
Pay	3-month USD-LIBOR	Quarterly	1.511	Semi-Annual	02/05/30	USD 330,000	24,763	24,756
Pay	3-month USD-LIBOR	Quarterly	1.432	Semi-Annual	02/25/30	USD 295,000	19,991	19,985
Pay	3-month USD-LIBOR	Quarterly	1.313	Semi-Annual	02/26/30	USD 220,000	12,370	12,366
Pay	3-month USD-LIBOR	Quarterly	1.319	Semi-Annual	02/26/30	USD 295,000	16,760	16,754

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	3-month USD-LIBOR	Quarterly	1.263%	Semi-Annual	02/27/30	USD 147,500	$ 7,580	$ 7,577
Pay	3-month USD-LIBOR	Quarterly	1.239	Semi-Annual	03/02/30	USD 290,000	14,288	14,282
Pay	3-month USD-LIBOR	Quarterly	1.243	Semi-Annual	03/02/30	USD 180,000	8,930	8,926
Pay	3-month USD-LIBOR	Quarterly	0.501	Semi-Annual	03/11/30	USD 250,000	(5,308)	(5,314)
Pay	3-month USD-LIBOR	Quarterly	0.757	Semi-Annual	03/25/30	USD 260,000	761	756
Pay	3-month USD-LIBOR	Quarterly	0.733	Semi-Annual	04/15/30	USD 180,000	(28)	(32)
Pay	3-month USD-LIBOR	Quarterly	1.570	Semi-Annual	04/29/30	USD 330,000	27,147	27,140
Pay	3-month USD-LIBOR	Quarterly	0.632	Semi-Annual	05/04/30	USD 360,000	(3,576)	(3,583)
Pay	3-month USD-LIBOR	Quarterly	1.020	Semi-Annual	09/08/30	USD 400,000	11,231	11,223
Pay	3-month USD-LIBOR	Quarterly	2.447	Semi-Annual	05/18/31	USD 210,000	34,130	34,125
Pay	3-month USD-LIBOR	Quarterly	2.102	Semi-Annual	06/22/31	USD 100,000	12,804	12,802
Pay	3-month USD-LIBOR	Quarterly	0.851	Semi-Annual	03/12/40	USD 570,000	(9,293)	(9,305)
Pay	3-month USD-LIBOR	Quarterly	1.971	Semi-Annual	01/10/50	USD 60,000	17,364	17,362
Pay	3-month USD-LIBOR	Quarterly	1.828	Semi-Annual	02/10/50	USD 120,000	30,097	30,094
Pay	3-month USD-LIBOR	Quarterly	0.693	Semi-Annual	03/11/50	USD 50,000	(2,867)	(2,868)
Pay	3-month USD-LIBOR	Quarterly	1.805	Semi-Annual	05/07/50	USD 225,000	55,421	55,415
Pay	3-month USD-LIBOR	Quarterly	1.105	Semi-Annual	08/21/50	USD 190,000	10,621	10,615
Pay	3-month USD-LIBOR	Quarterly	1.250	Semi-Annual	09/08/50	USD 92,000	8,668	8,666
Pay	3-month USD-LIBOR	Quarterly	1.929	Semi-Annual	12/01/56	USD 25,000	6,364	6,363
Receive	6-month EUR-EURIBOR	Semi-Annual	(0.450)	Annual	12/16/21	EUR 1,200,000	2,706	2,664
Receive	6-month EUR-EURIBOR	Semi-Annual	(0.358)	Annual	03/20/22	EUR 1,160,000	491	414
Receive	6-month EUR-EURIBOR	Semi-Annual	(0.312)	Annual	03/23/22	EUR 2,680,000	(1,390)	(1,489)
Receive	6-month EUR-EURIBOR	Semi-Annual	(0.379)	Annual	06/19/22	EUR 1,510,000	1,925	1,810
Receive	6-month EUR-EURIBOR	Semi-Annual	(0.253)	Annual	09/22/22	EUR 1,140,000	(1,713)	(1,744)
Receive	6-month EUR-EURIBOR	Semi-Annual	(0.174)	Annual	03/23/23	EUR 4,980,000	(13,992)	(14,037)
Receive	6-month EUR-EURIBOR	Semi-Annual	(0.180)	Annual	03/24/23	EUR 2,490,000	(6,621)	(6,654)
Receive	6-month EUR-EURIBOR	Semi-Annual	(0.290)	Annual	07/26/23	EUR 1,640,000	487	362
Receive	6-month EUR-EURIBOR	Semi-Annual	(0.300)	Annual	07/27/23	EUR 3,100,000	1,602	1,372
Receive	6-month EUR-EURIBOR	Semi-Annual	(0.167)	Annual	12/13/23	EUR 1,170,000	(2,015)	(2,038)
Receive	6-month EUR-EURIBOR	Semi-Annual	(0.110)	Annual	12/27/23	EUR 300,000	(874)	(882)
Receive	6-month EUR-EURIBOR	Semi-Annual	(0.056)	Annual	01/03/24	EUR 615,000	(2,513)	(2,543)
Receive	6-month EUR-EURIBOR	Semi-Annual	(0.050)	Annual	01/03/24	EUR 615,000	(2,602)	(2,634)
Receive	6-month EUR-EURIBOR	Semi-Annual	(0.173)	Annual	11/11/24	EUR 260,000	(944)	(944)
Receive	6-month EUR-EURIBOR	Semi-Annual	(0.175)	Annual	03/18/25	EUR 60,000	(200)	(200)
Receive	6-month EUR-EURIBOR	Semi-Annual	0.185	Annual	01/16/30	EUR 510,000	(11,504)	(11,654)
Receive	6-month JPY-LIBOR	Semi-Annual	0.336	Semi-Annual	02/08/34	JPY 860,000	(289)	(288)
Receive	6-month JPY-LIBOR	Semi-Annual	0.295	Semi-Annual	06/17/39	JPY 5,440,000	(1,677)	(1,693)
Receive	6-month JPY-LIBOR	Semi-Annual	0.167	Semi-Annual	08/08/39	JPY 3,930,000	(306)	(310)
Receive	6-month JPY-LIBOR	Semi-Annual	0.715	Semi-Annual	03/21/44	JPY 3,980,000	(3,873)	(3,867)
Receive	6-month JPY-LIBOR	Semi-Annual	0.201	Semi-Annual	08/28/44	JPY 1,960,000	(19)	(16)
Receive	6-month JPY-LIBOR	Semi-Annual	0.371	Semi-Annual	01/30/45	JPY 2,810,000	(878)	(857)
Receive	3-month NZD-BBR-FRA	Quarterly	1.080	Semi-Annual	09/16/30	NZD 4,100,000	(24,469)	(23,427)
Receive	3-month USD-LIBOR	Quarterly	0.554	Semi-Annual	03/12/21	USD 5,530,000	(2,286)	(2,373)
Receive	3-month USD-LIBOR	Quarterly	1.560	Semi-Annual	03/27/21	USD 5,280,000	(51,033)	(51,116)
Receive	3-month USD-LIBOR	Quarterly	1.560	Semi-Annual	03/30/21	USD 1,340,000	(12,632)	(12,653)
Receive	3-month USD-LIBOR	Quarterly	1.770	Semi-Annual	06/15/21	USD 5,780,000	(79,818)	(79,909)
Receive	3-month USD-LIBOR	Quarterly	2.460	Semi-Annual	02/28/22	USD 5,780,000	(215,721)	(215,818)
Receive	3-month USD-LIBOR	Quarterly	0.459	Semi-Annual	03/16/22	USD 9,380,000	(9,568)	(9,726)
Receive	3-month USD-LIBOR	Quarterly	1.870	Semi-Annual	06/03/22	USD 5,710,000	(86,034)	(86,123)
Receive	3-month USD-LIBOR	Quarterly	1.741	Semi-Annual	07/14/22	USD 4,410,000	(123,012)	(123,086)
Receive	3-month USD-LIBOR	Quarterly	2.521	Semi-Annual	02/09/23	USD 10,050,000	(432,134)	(432,660)
Receive	3-month USD-LIBOR	Quarterly	1.771	Semi-Annual	07/12/23	USD 9,400,000	(125,645)	(125,792)
Receive	3-month USD-LIBOR	Quarterly	1.546	Semi-Annual	10/26/23	USD 750,000	(16,585)	(16,598)
Receive	3-month USD-LIBOR	Quarterly	1.587	Semi-Annual	11/01/23	USD 730,000	(16,707)	(16,720)
Receive	3-month USD-LIBOR	Quarterly	1.605	Semi-Annual	11/01/23	USD 720,000	(16,730)	(16,742)
Receive	3-month USD-LIBOR	Quarterly	2.572	Semi-Annual	02/07/25	USD 2,610,000	(257,347)	(260,398)
Receive	3-month USD-LIBOR	Quarterly	2.161	Semi-Annual	03/31/25	USD 190,000	(15,472)	(15,475)
Receive	3-month USD-LIBOR	Quarterly	2.312	Semi-Annual	04/03/25	USD 800,000	(71,164)	(71,178)
Receive	3-month USD-LIBOR	Quarterly	2.350	Semi-Annual	04/27/25	USD 1,440,000	(131,165)	(131,191)
Receive	3-month USD-LIBOR	Quarterly	0.820	Semi-Annual	09/08/25	USD 540,000	(8,505)	(8,515)
Receive	3-month USD-LIBOR	Quarterly	1.631	Semi-Annual	02/10/30	USD 300,000	(26,031)	(26,038)
Receive	3-month USD-LIBOR	Quarterly	1.313	Semi-Annual	02/27/30	USD 590,000	(33,163)	(33,176)
Receive	3-month USD-LIBOR	Quarterly	0.663	Semi-Annual	03/11/30	USD 150,000	810	807
Receive	3-month USD-LIBOR	Quarterly	2.554	Semi-Annual	05/06/30	USD 200,000	(35,791)	(35,795)
Receive	3-month USD-LIBOR	Quarterly	1.760	Semi-Annual	07/09/30	USD 290,000	(29,544)	(29,550)
Receive	3-month USD-LIBOR	Quarterly	1.315	Semi-Annual	08/27/30	USD 970,000	(55,601)	(55,622)
Receive	3-month USD-LIBOR	Quarterly	1.110	Semi-Annual	03/08/32	USD 265,000	(6,932)	(6,938)

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Receive	3-month USD-LIBOR	Quarterly	2.325%	Semi-Annual	06/24/34	USD 70,000	$ (9,085)	$ (9,087)
Receive	3-month USD-LIBOR	Quarterly	1.645	Semi-Annual	08/22/34	USD 300,000	(19,208)	(19,214)
Receive	3-month USD-LIBOR	Quarterly	1.907	Semi-Annual	10/21/34	USD 320,000	(28,304)	(28,310)
Receive	3-month USD-LIBOR	Quarterly	1.921	Semi-Annual	10/22/34	USD 300,000	(26,926)	(26,932)
Receive	3-month USD-LIBOR	Quarterly	1.976	Semi-Annual	10/23/34	USD 145,000	(13,770)	(13,773)
Receive	3-month USD-LIBOR	Quarterly	1.982	Semi-Annual	10/23/34	USD 145,000	(13,846)	(13,849)
Receive	3-month USD-LIBOR	Quarterly	1.998	Semi-Annual	11/07/34	USD 320,000	(31,009)	(31,016)
Receive	3-month USD-LIBOR	Quarterly	2.111	Semi-Annual	11/12/34	USD 330,000	(35,511)	(35,518)
Receive	3-month USD-LIBOR	Quarterly	2.098	Semi-Annual	10/23/39	USD 180,000	(17,627)	(17,631)
Receive	3-month USD-LIBOR	Quarterly	2.110	Semi-Annual	11/15/44	USD 390,000	(38,042)	(38,050)
Receive	3-month USD-LIBOR	Quarterly	2.378	Semi-Annual	07/05/49	USD 140,000	(16,596)	(16,599)
Receive	3-month USD-LIBOR	Quarterly	1.709	Semi-Annual	08/16/49	USD 130,000	(8,011)	(8,014)
Receive	3-month USD-LIBOR	Quarterly	1.667	Semi-Annual	08/17/49	USD 100,000	(5,801)	(5,803)
Receive	3-month USD-LIBOR	Quarterly	1.245	Semi-Annual	03/06/50	USD 100,000	(9,325)	(9,327)
Receive	3-month USD-LIBOR	Quarterly	2.370	Semi-Annual	06/15/50	USD 370,000	(148,652)	(148,662)
							$ 597,969	$ 607,554

At March 31, 2020, the following centrally cleared inflation-linked swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.131%	At Termination Date	01/15/30	EUR 2,275,000	$ 152,421	$ 153,914
Pay	U.K. RPI All Items Monthly	At Termination Date	3.385	At Termination Date	08/15/28	GBP 465,000	15,062	17,057
Pay	U.K. RPI All Items Monthly	At Termination Date	3.400	At Termination Date	08/15/28	GBP 3,160,000	110,110	124,134
Pay	U.K. RPI All Items Monthly	At Termination Date	3.505	At Termination Date	10/15/28	GBP 1,470,000	84,134	92,039
Pay	U.K. RPI All Items Monthly	At Termination Date	3.490	At Termination Date	03/15/29	GBP 1,590,000	63,128	69,309
Pay	U.K. RPI All Items Monthly	At Termination Date	3.286	At Termination Date	03/15/30	GBP 1,585,000	(8,216)	(7,229)
Pay	U.K. RPI All Items Monthly	At Termination Date	3.360	At Termination Date	10/15/39	GBP 2,025,000	258,390	281,858
Pay	U.K. RPI All Items Monthly	At Termination Date	3.310	At Termination Date	01/15/40	GBP 900,000	85,177	91,919
Pay	U.K. RPI All Items Monthly	At Termination Date	3.341	At Termination Date	01/15/40	GBP 800,000	86,327	92,802
Pay	U.K. RPI All Items Monthly	At Termination Date	3.270	At Termination Date	10/15/44	GBP 1,560,000	315,515	331,675
Pay	U.K. RPI All Items Monthly	At Termination Date	3.220	At Termination Date	01/15/45	GBP 700,000	112,891	119,831
Pay	U.K. RPI All Items Monthly	At Termination Date	3.239	At Termination Date	01/15/45	GBP 600,000	103,641	109,933
Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.750	At Termination Date	08/22/29	USD 1,350,000	93,314	93,259
Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.857	At Termination Date	11/25/29	USD 1,330,000	105,854	105,800
Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	0.971	At Termination Date	03/25/30	USD 615,000	(7,900)	(7,925)
Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.058	At Termination Date	03/26/30	USD 615,000	(2,299)	(2,324)
Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.343	At Termination Date	03/30/30	USD 1,270,000	33,732	33,680
Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.943	At Termination Date	02/10/50	USD 845,000	194,371	194,323
Receive	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.290	At Termination Date	03/15/29	EUR 2,230,000	(198,576)	(200,634)
Receive	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.147	At Termination Date	02/15/30	EUR 1,325,000	(90,737)	(91,721)
Receive	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	0.400	At Termination Date	03/15/30	EUR 585,000	12,253	12,201

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Receive	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	0.408%	At Termination Date	03/15/30	EUR 570,000	$ 11,441	$ 11,391
Receive	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	0.568	At Termination Date	03/15/30	EUR 1,180,000	1,509	1,493
Receive	U.K. RPI All Items Monthly	At Termination Date	3.456	At Termination Date	11/15/29	GBP 415,000	(12,326)	(13,572)
Receive	U.K. RPI All Items Monthly	At Termination Date	3.458	At Termination Date	12/15/29	GBP 815,000	(20,000)	(21,821)
Receive	U.K. RPI All Items Monthly	At Termination Date	3.420	At Termination Date	10/15/34	GBP 2,025,000	(154,846)	(174,644)
Receive	U.K. RPI All Items Monthly	At Termination Date	3.360	At Termination Date	01/15/35	GBP 900,000	(44,335)	(48,728)
Receive	U.K. RPI All Items Monthly	At Termination Date	3.390	At Termination Date	01/15/35	GBP 800,000	(46,165)	(50,386)
Receive	U.K. RPI All Items Monthly	At Termination Date	3.160	At Termination Date	10/15/49	GBP 1,560,000	(478,101)	(485,950)
Receive	U.K. RPI All Items Monthly	At Termination Date	3.111	At Termination Date	01/15/50	GBP 700,000	(180,342)	(189,514)
Receive	U.K. RPI All Items Monthly	At Termination Date	3.133	At Termination Date	01/15/50	GBP 600,000	(165,032)	(173,403)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.299	At Termination Date	09/28/21	USD 7,100,000	(338,874)	(339,112)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.205	At Termination Date	03/21/22	USD 5,100,000	(268,976)	(269,160)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.890	At Termination Date	06/29/22	USD 6,700,000	(254,054)	(254,296)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.260	At Termination Date	05/03/23	USD 9,000,000	(652,253)	(652,577)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.211	At Termination Date	10/26/23	USD 2,500,000	(184,572)	(184,662)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.957	At Termination Date	02/06/24	USD 12,000,000	(738,526)	(738,958)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.991	At Termination Date	03/04/24	USD 3,000,000	(186,407)	(186,515)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.248	At Termination Date	03/21/24	USD 4,900,000	(408,362)	(408,549)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.023	At Termination Date	05/02/24	USD 3,500,000	(227,678)	(227,804)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.829	At Termination Date	07/31/24	USD 2,700,000	(161,652)	(161,749)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.706	At Termination Date	08/12/24	USD 1,300,000	(68,993)	(69,040)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.351	At Termination Date	09/28/24	USD 7,400,000	(713,233)	(713,515)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	0.945	At Termination Date	03/12/25	USD 1,650,000	(31,790)	(31,850)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.908	At Termination Date	05/24/25	USD 4,500,000	(309,849)	(310,020)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.361	At Termination Date	09/28/25	USD 6,150,000	(682,934)	(683,169)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.098	At Termination Date	11/29/25	USD 1,600,000	(144,746)	(144,807)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.853	At Termination Date	06/28/26	USD 450,000	(33,836)	(33,853)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.249	At Termination Date	10/30/28	USD 1,195,000	(153,074)	(153,122)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.746	At Termination Date	09/06/29	USD 4,100,000	(280,286)	(280,453)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.837	At Termination Date	01/31/30	USD 2,725,000	(218,168)	(218,279)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.850	At Termination Date	02/10/30	USD 2,665,000	(217,506)	(217,615)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.504	At Termination Date	03/10/30	USD 3,840,000	(167,029)	(167,186)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.250	At Termination Date	03/11/30	USD 2,560,000	(41,368)	(41,472)

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.268%	At Termination Date	03/12/30	USD 2,575,000	$ (46,487)	$ (46,592)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.235	At Termination Date	03/13/30	USD 2,520,000	(36,827)	(36,929)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	0.733	At Termination Date	03/23/30	USD 1,180,000	44,176	44,128
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	0.835	At Termination Date	03/23/30	USD 655,000	17,656	17,629
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.786	At Termination Date	08/22/49	USD 430,000	(69,100)	(69,125)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.948	At Termination Date	11/25/49	USD 425,000	(96,995)	(97,019)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.960	At Termination Date	12/12/49	USD 775,000	(181,663)	(181,707)
							$ (6,423,011)	$ (6,388,611)

At March 31, 2020, the following over-the-counter inflation-linked swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.437%	At Termination Date	01/15/21	USD 22,000,000	$ 75,402	$ –	$ 75,402
Citibank N.A.	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.515	At Termination Date	01/15/22	USD 16,000,000	(213,586)	–	(213,586)
Citibank N.A.	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.560	At Termination Date	01/15/23	USD 10,250,000	(223,992)	–	(223,992)
Citibank N.A.	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.660	At Termination Date	09/22/23	USD 5,500,000	(176,664)	–	(176,664)
								$ (538,840)	$ –	$ (538,840)

At March 31, 2020, the following purchased exchange-traded options were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount	Cost	Fair Value
90-Day Eurodollar	Put	06/12/20	98.25	USD	23	5,719,812	$ 5,212	$ 144
90-Day Eurodollar	Call	12/13/21	99.75	USD	106	26,413,875	18,723	45,050
U.S. Treasury 10-Year Note	Call	04/24/20	133.00	USD	9	1,248,188	8,732	51,890
U.S. Treasury 10-Year Note	Put	04/24/20	134.00	USD	7	970,813	7,558	766
							$ 40,225	$ 97,850

At March 31, 2020, the following exchange-traded written options were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
90-Day Eurodollar	Call	12/13/21	99.38	USD	53	USD	13,206,937	$ 23,101	$ (56,975)
U.S. Treasury 10-Year Note	Call	04/24/20	134.00	USD	9	USD	1,248,188	5,611	(43,172)
								$ 28,712	$ (100,147)

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

At March 31, 2020, the following over-the-counter purchased foreign currency options were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount	Cost	Fair Value

Call GBP vs. Put USD	Citibank N.A.	05/01/20	1.350	GBP 2,145,000	$ 47,424	$ 2,782
					$ 47,424	$ 2,782

At March 31, 2020, the following OTC written foreign currency options were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount	Premiums Received	Fair Value

Call GBP vs. Put USD	Deutsche Bank AG	05/01/20	1.350	GBP 2,145,000	$ 27,379	$ (2,782)
					$ 27,379	$ (2,782)

At March 31, 2020, the following over-the-counter purchased interest rate swaptions were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Fair Value
Call on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	1.100%	6-month JPY-LIBOR	06/29/22	JPY 692,890,000	$ 94,254	$ 3,572
Call on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	2.950%	3-month USD-LIBOR	03/12/24	USD 870,000	39,215	173,714
Call on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	2.978%	3-month USD-LIBOR	03/07/24	USD 874,500	40,205	176,874
Call on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	3.052%	3-month USD-LIBOR	01/10/29	USD 220,000	12,430	44,700
Call on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	3.083%	3-month USD-LIBOR	01/29/29	USD 220,000	12,496	45,262
Call on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	3.088%	3-month USD-LIBOR	12/06/38	USD 570,000	26,505	117,136
Call on 10-Year Interest Rate Swap(2)	Citibank N.A.	Receive	1.460%	3-month USD-LIBOR	08/16/21	USD 980,000	35,072	76,089
Call on 10-Year Interest Rate Swap(2)	Citibank N.A.	Receive	1.492%	3-month USD-LIBOR	02/25/25	USD 550,000	28,889	46,592
Call on 10-Year Interest Rate Swap(2)	Citibank N.A.	Receive	2.824%	3-month USD-LIBOR	01/31/39	USD 120,000	6,149	22,414
Call on 10-Year Interest Rate Swap(2)	Citibank N.A.	Receive	2.978%	3-month USD-LIBOR	01/31/29	USD 100,000	5,780	19,721
Call on 10-Year Interest Rate Swap(2)	Citibank N.A.	Receive	2.985%	3-month USD-LIBOR	04/27/38	USD 10,000	493	1,981
Call on 10-Year Interest Rate Swap(2)	Deutsche Bank AG	Receive	0.950%	3-month USD-LIBOR	09/03/20	USD 895,000	16,230	31,766
Call on 10-Year Interest Rate Swap(2)	Goldman Sachs International	Receive	1.209%	3-month USD-LIBOR	02/28/22	USD 830,000	29,092	50,331
Call on 10-Year Interest Rate Swap(2)	JPMorgan Chase Bank N.A.	Receive	2.860%	3-month USD-LIBOR	02/22/39	USD 232,500	11,503	44,014
Call on 10-Year Interest Rate Swap(2)	JPMorgan Chase Bank N.A.	Receive	2.985%	3-month USD-LIBOR	04/27/38	USD 200,000	9,400	39,630
Call on 10-Year Interest Rate Swap(2)	Morgan Stanley & Co. International PLC	Receive	3.037%	3-month USD-LIBOR	01/11/29	USD 220,000	12,523	44,434
Call on 1-Year Interest Rate Swap(2)	JPMorgan Chase Bank N.A.	Receive	1.772%	3-month USD-LIBOR	11/05/24	USD 5,250,000	28,403	62,084
Call on 20-Year interest Rate Swap(1)	JPMorgan Chase Bank N.A.	Receive	0.780%	6-month JPY-LIBOR	04/16/21	JPY 18,900,000	5,916	21,456
Call on 20-Year Interest Rate Swap(1)	Goldman Sachs International	Receive	0.780%	6-month JPY-LIBOR	04/16/21	JPY 1,670,000	500	1,911
Call on 2-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	1.200%	3-month USD-LIBOR	09/23/20	USD 9,490,000	29,893	166,714
Call on 2-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	1.500%	3-month USD-LIBOR	06/01/20	USD 3,495,000	10,500	79,460
Call on 2-Year Interest Rate Swap(2)	JPMorgan Chase Bank N.A.	Receive	1.250%	3-month USD-LIBOR	08/10/20	USD 6,430,000	30,671	119,591
Call on 5-Year Interest Rate Swap(2)	Morgan Stanley & Co. International PLC	Receive	0.600%	3-month USD-LIBOR	09/04/20	USD 1,220,000	8,418	1,356

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Fair Value
Put on 10-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	2.250%	3-month USD-LIBOR	08/08/22	USD 960,000	$ 22,728	$ 5,448
Put on 10-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	2.950%	3-month USD-LIBOR	03/12/24	USD 870,000	39,215	4,627
Put on 10-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	2.978%	3-month USD-LIBOR	03/07/24	USD 874,500	40,205	4,476
Put on 10-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	3.052%	3-month USD-LIBOR	01/10/29	USD 220,000	12,430	3,162
Put on 10-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	3.083%	3-month USD-LIBOR	01/29/29	USD 220,000	12,496	3,106
Put on 10-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	3.088%	3-month USD-LIBOR	12/06/38	USD 570,000	26,505	14,640
Put on 10-Year Interest Rate Swap(3)	Citibank N.A.	Pay	1.460%	3-month USD-LIBOR	08/16/21	USD 980,000	35,072	10,357
Put on 10-Year Interest Rate Swap(3)	Citibank N.A.	Pay	1.492%	3-month USD-LIBOR	02/25/25	USD 550,000	28,889	18,483
Put on 10-Year Interest Rate Swap(3)	Citibank N.A.	Pay	1.724%	3-month USD-LIBOR	05/19/20	USD 565,000	9,591	51
Put on 10-Year Interest Rate Swap(3)	Citibank N.A.	Pay	2.350%	3-month USD-LIBOR	07/13/20	USD 1,935,000	7,244	150
Put on 10-Year Interest Rate Swap(3)	Citibank N.A.	Pay	2.824%	3-month USD-LIBOR	01/31/39	USD 120,000	6,025	3,560
Put on 10-Year Interest Rate Swap(3)	Citibank N.A.	Pay	2.978%	3-month USD-LIBOR	01/31/29	USD 100,000	5,778	1,535
Put on 10-Year Interest Rate Swap(3)	Citibank N.A.	Pay	2.985%	3-month USD-LIBOR	04/27/38	USD 10,000	461	268
Put on 10-Year Interest Rate Swap(3)	Deutsche Bank AG	Pay	1.230%	3-month USD-LIBOR	08/27/20	USD 1,190,000	22,908	6,030
Put on 10-Year Interest Rate Swap(3)	Goldman Sachs International	Pay	1.209%	3-month USD-LIBOR	02/28/22	USD 830,000	29,092	18,199
Put on 10-Year Interest Rate Swap(3)	JPMorgan Chase Bank N.A.	Pay	2.250%	3-month USD-LIBOR	08/02/22	USD 950,000	25,650	5,322
Put on 10-Year Interest Rate Swap(3)	JPMorgan Chase Bank N.A.	Pay	2.860%	3-month USD-LIBOR	02/22/39	USD 232,500	11,503	6,773
Put on 10-Year Interest Rate Swap(3)	JPMorgan Chase Bank N.A.	Pay	2.985%	3-month USD-LIBOR	04/27/38	USD 200,000	9,400	5,360
Put on 10-Year Interest Rate Swap(3)	Morgan Stanley & Co. International PLC	Pay	2.500%	3-month USD-LIBOR	06/13/24	USD 930,000	41,811	9,268
Put on 10-Year Interest Rate Swap(3)	Morgan Stanley & Co. International PLC	Pay	2.500%	3-month USD-LIBOR	06/20/24	USD 930,000	37,600	9,322
Put on 10-Year Interest Rate Swap(3)	Morgan Stanley & Co. International PLC	Pay	3.037%	3-month USD-LIBOR	01/11/29	USD 220,000	12,523	3,203
Put on 1-Year Interest Rate Swap(3)	JPMorgan Chase Bank N.A.	Pay	1.772%	3-month USD-LIBOR	11/05/24	USD 5,250,000	28,403	9,931
Put on 20-Year interest Rate Swap(4)	JPMorgan Chase Bank N.A.	Pay	0.780%	6-month JPY-LIBOR	04/16/21	JPY 3,300,000	521	47
Put on 20-Year interest Rate Swap(4)	JPMorgan Chase Bank N.A.	Pay	0.780%	6-month JPY-LIBOR	04/16/21	JPY 3,300,000	521	47
Put on 20-Year interest Rate Swap(4)	JPMorgan Chase Bank N.A.	Pay	0.780%	6-month JPY-LIBOR	04/16/21	JPY 18,900,000	5,916	340
Put on 20-Year Interest Rate Swap(4)	Goldman Sachs International	Pay	0.780%	6-month JPY-LIBOR	04/16/21	JPY 1,670,000	500	30
Put on 2-Year Interest Rate Swap(5)	Barclays Bank PLC	Pay	0.000%	6-month EUR-EURIBOR	06/22/20	EUR 6,450,000	3,613	213
Put on 2-Year Interest Rate Swap(5)	Barclays Bank PLC	Pay	0.000%	6-month EUR-EURIBOR	06/23/20	EUR 2,420,000	1,298	80
Put on 2-Year Interest Rate Swap(5)	Barclays Bank PLC	Pay	0.000%	6-month EUR-EURIBOR	06/24/20	EUR 2,419,000	1,277	81
Put on 2-Year Interest Rate Swap(5)	Barclays Bank PLC	Pay	0.000%	6-month EUR-EURIBOR	06/26/20	EUR 2,420,000	1,137	82
Put on 30-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	2.850%	3-month USD-LIBOR	05/09/22	USD 1,170,000	67,934	6,309
Put on 30-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	3.800%	3-month USD-LIBOR	06/07/21	USD 830,000	32,380	398

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Fair Value
Put on 30-Year Interest Rate Swap(3)	Deutsche Bank AG	Pay	1.350%	3-month USD-LIBOR	09/04/20	USD 225,000	$ 9,113	$ 4,907
							$ 1,084,276	$ 1,546,607

At March 31, 2020, the following over-the-counter written inflation rate caps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Reference Entity	Counterparty	Exercise Inflation Rate	Description	Expiration Date	Notional Amount	Premiums Received	Fair Value
Call	Citibank N.A.	0.550%	Call Option-Max [0, 5-Year Constant Maturity Swap)-Exercise Rate]	02/14/22	USD 8,775,000	$ 8,258	$ (8,937)
Call	Citibank N.A.	0.550%	Call Option-Max [0, 5-Year Constant Maturity Swap)-Exercise Rate]	02/14/22	USD 8,775,000	9,038	(8,937)
						$ 17,296	$ (17,874)

At March 31, 2020, the following over-the-counter written interest rate swaptions were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums Received	Fair Value
Call on 10-Year interest Rate Swap(3)	Barclays Bank PLC	Pay	2.788%	3-month USD-LIBOR	03/08/21	USD 1,312,000	$ 39,114	$ (263,123)
Call on 10-Year interest Rate Swap(3)	Barclays Bank PLC	Pay	3.050%	3-month USD-LIBOR	03/12/29	USD 700,000	37,135	(142,107)
Call on 10-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	1.250%	3-month USD-LIBOR	08/19/20	USD 1,230,000	21,341	(71,250)
Call on 10-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	1.600%	3-month USD-LIBOR	01/06/22	USD 900,000	20,644	(79,936)
Call on 10-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	1.612%	3-month USD-LIBOR	09/14/20	USD 590,000	14,676	(53,243)
Call on 10-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	1.624%	3-month USD-LIBOR	11/02/20	USD 600,000	14,640	(54,746)
Call on 10-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	1.637%	3-month USD-LIBOR	11/02/20	USD 590,000	14,219	(54,534)
Call on 10-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	1.650%	3-month USD-LIBOR	01/10/22	USD 890,000	20,693	(82,575)
Call on 10-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	2.200%	3-month USD-LIBOR	06/11/20	USD 1,230,000	26,829	(181,813)
Call on 10-Year Interest Rate Swap(3)	Citibank N.A.	Pay	1.420%	3-month USD-LIBOR	08/17/20	USD 980,000	25,480	(71,275)
Call on 10-Year Interest Rate Swap(3)	JPMorgan Chase Bank N.A.	Pay	1.200%	3-month USD-LIBOR	08/17/20	USD 1,230,000	22,878	(66,103)
Call on 10-Year Interest Rate Swap(3)	Morgan Stanley & Co. International PLC	Pay	1.450%	3-month USD-LIBOR	01/28/22	USD 880,000	20,570	(68,039)
Call on 1-Year Interest Rate Swap(3)	JPMorgan Chase Bank N.A.	Pay	1.582%	3-month USD-LIBOR	11/05/20	USD 5,250,000	12,416	(66,923)
Call on 2-Year interest Rate Swap(3)	Deutsche Bank AG	Pay	2.878%	3-month USD-LIBOR	04/14/20	USD 260,000	1,420	(12,712)
Call on 2-Year interest Rate Swap(3)	Deutsche Bank AG	Pay	2.888%	3-month USD-LIBOR	04/14/20	USD 270,000	1,496	(13,255)
Call on 2-Year interest Rate Swap(3)	Deutsche Bank AG	Pay	2.938%	3-month USD-LIBOR	04/17/20	USD 260,000	1,543	(13,027)
Call on 2-Year interest Rate Swap(3)	JPMorgan Chase Bank N.A.	Pay	2.436%	3-month USD-LIBOR	02/01/21	USD 3,300,000	24,629	(138,263)
Call on 2-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	0.700%	3-month USD-LIBOR	09/23/20	USD 18,970,000	20,867	(145,903)
Call on 2-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	1.000%	3-month USD-LIBOR	06/01/20	USD 6,990,000	9,574	(89,104)
Call on 2-Year Interest Rate Swap(3)	Citibank N.A.	Pay	1.530%	3-month USD-LIBOR	12/14/20	USD 2,815,000	13,512	(67,468)
Call on 2-Year Interest Rate Swap(3)	Goldman Sachs International	Pay	1.535%	3-month USD-LIBOR	12/11/20	USD 2,815,000	13,442	(67,756)

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums Received	Fair Value
Call on 2-Year Interest Rate Swap(3)	JPMorgan Chase Bank N.A.	Pay	0.750%	3-month USD-LIBOR	08/10/20	USD 12,850,000	$ 24,418	$ (111,149)
Call on 30-Year Interest Rate Swap(3)	Deutsche Bank AG	Pay	1.390%	3-month USD-LIBOR	08/21/20	USD 1,150,000	36,800	(178,621)
Call on 5-Year Interest Rate Swap	Barclays Bank PLC	Pay	-0.035%	6-month EUR-EURIBOR	09/13/22	EUR 600,000	9,338	(10,151)
Call on 5-Year Interest Rate Swap	Barclays Bank PLC	Pay	-0.138%	6-month EUR-EURIBOR	09/12/22	EUR 600,000	9,029	(8,412)
Call on 5-Year Interest Rate Swap	Barclays Bank PLC	Pay	-0.293%	6-month EUR-EURIBOR	08/20/20	EUR 5,100,000	24,623	(12,916)
Call on 5-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	1.246%	3-month USD-LIBOR	02/28/22	USD 1,610,000	28,618	(57,332)
Put on 10-Year interest Rate Swap(2)	Barclays Bank PLC	Receive	1.624%	3-month USD-LIBOR	11/02/20	USD 600,000	14,640	(1,508)
Put on 10-Year interest Rate Swap(2)	Barclays Bank PLC	Receive	1.637%	3-month USD-LIBOR	11/02/20	USD 590,000	14,219	(1,432)
Put on 10-Year interest Rate Swap(2)	Barclays Bank PLC	Receive	2.788%	3-month USD-LIBOR	03/08/21	USD 1,312,000	39,114	(443)
Put on 10-Year interest Rate Swap(2)	Barclays Bank PLC	Receive	3.050%	3-month USD-LIBOR	03/12/29	USD 700,000	37,135	(10,279)
Put on 10-Year interest Rate Swap(2)	Barclays Bank PLC	Receive	3.870%	3-month USD-LIBOR	06/07/21	USD 1,770,000	34,676	(132)
Put on 10-Year Interest Rate Swap(6)	Deutsche Bank AG	Receive	0.180%	6-month EUR-EURIBOR	07/16/20	EUR 2,620,000	35,746	(30,827)
Put on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	1.600%	3-month USD-LIBOR	03/04/22	USD 583,000	9,620	(7,011)
Put on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	1.612%	3-month USD-LIBOR	09/14/20	USD 590,000	14,676	(1,054)
Put on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	1.650%	3-month USD-LIBOR	08/19/20	USD 1,230,000	21,340	(1,582)
Put on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	1.750%	3-month USD-LIBOR	08/07/20	USD 460,000	7,670	(377)
Put on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	1.763%	3-month USD-LIBOR	09/16/20	USD 1,180,000	29,677	(1,369)
Put on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	1.850%	3-month USD-LIBOR	02/22/22	USD 630,000	11,088	(4,905)
Put on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	1.850%	3-month USD-LIBOR	02/22/22	USD 630,000	10,836	(4,905)
Put on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	2.000%	3-month USD-LIBOR	08/03/20	USD 510,000	7,599	(182)
Put on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	2.100%	3-month USD-LIBOR	01/06/22	USD 900,000	20,644	(4,128)
Put on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	2.150%	3-month USD-LIBOR	01/10/22	USD 890,000	20,693	(3,757)
Put on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	2.200%	3-month USD-LIBOR	06/11/20	USD 1,230,000	26,829	(51)
Put on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	2.350%	3-month USD-LIBOR	07/10/20	USD 670,000	7,102	(47)
Put on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	2.750%	3-month USD-LIBOR	05/09/22	USD 2,550,000	73,975	(4,839)
Put on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	2.750%	3-month USD-LIBOR	08/08/22	USD 960,000	11,568	(2,422)
Put on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	3.250%	3-month USD-LIBOR	08/08/22	USD 960,000	5,712	(1,056)
Put on 10-Year Interest Rate Swap(2)	Citibank N.A.	Receive	1.420%	3-month USD-LIBOR	08/17/20	USD 980,000	25,480	(2,547)
Put on 10-Year Interest Rate Swap(2)	Citibank N.A.	Receive	1.950%	3-month USD-LIBOR	07/13/20	USD 970,000	10,406	(265)
Put on 10-Year Interest Rate Swap(2)	Citibank N.A.	Receive	2.300%	3-month USD-LIBOR	06/15/20	USD 930,000	14,155	(32)
Put on 10-Year Interest Rate Swap(2)	Deutsche Bank AG	Receive	1.600%	3-month USD-LIBOR	02/28/22	USD 600,000	10,950	(7,169)
Put on 10-Year Interest Rate Swap(2)	Deutsche Bank AG	Receive	1.600%	3-month USD-LIBOR	03/03/22	USD 600,000	10,680	(7,207)
Put on 10-Year Interest Rate Swap(2)	Deutsche Bank AG	Receive	1.600%	3-month USD-LIBOR	03/04/22	USD 930,000	15,624	(11,184)

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums Received	Fair Value
Put on 10-Year Interest Rate Swap(2)	Goldman Sachs International	Receive	2.300%	3-month USD-LIBOR	07/27/20	USD 940,000	$ 11,515	$ (121)
Put on 10-Year Interest Rate Swap(2)	Goldman Sachs International	Receive	2.350%	3-month USD-LIBOR	07/10/20	USD 670,000	6,767	(47)
Put on 10-Year Interest Rate Swap(2)	JPMorgan Chase Bank N.A.	Receive	1.600%	3-month USD-LIBOR	08/17/20	USD 1,230,000	22,878	(1,812)
Put on 10-Year Interest Rate Swap(2)	JPMorgan Chase Bank N.A.	Receive	2.750%	3-month USD-LIBOR	08/02/22	USD 950,000	13,015	(2,356)
Put on 10-Year Interest Rate Swap(2)	JPMorgan Chase Bank N.A.	Receive	3.250%	3-month USD-LIBOR	08/02/22	USD 950,000	6,222	(1,023)
Put on 10-Year Interest Rate Swap(2)	Morgan Stanley & Co. International PLC	Receive	1.950%	3-month USD-LIBOR	01/28/22	USD 880,000	20,570	(5,511)
Put on 10-Year Interest Rate Swap(2)	Morgan Stanley & Co. International PLC	Receive	2.250%	3-month USD-LIBOR	08/20/24	USD 980,000	29,054	(13,651)
Put on 10-Year Interest Rate Swap(2)	Morgan Stanley & Co. International PLC	Receive	3.000%	3-month USD-LIBOR	06/13/24	USD 930,000	25,539	(5,149)
Put on 10-Year Interest Rate Swap(2)	Morgan Stanley & Co. International PLC	Receive	3.000%	3-month USD-LIBOR	06/20/24	USD 930,000	22,714	(5,186)
Put on 10-Year Interest Rate Swap(2)	Morgan Stanley & Co. International PLC	Receive	3.500%	3-month USD-LIBOR	06/13/24	USD 930,000	15,565	(2,830)
Put on 10-Year Interest Rate Swap(2)	Morgan Stanley & Co. International PLC	Receive	3.500%	3-month USD-LIBOR	06/20/24	USD 930,000	13,630	(2,854)
Put on 1-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	2.150%	3-month USD-LIBOR	05/28/21	USD 14,860,000	41,682	–
Put on 1-Year Interest Rate Swap(2)	Citibank N.A.	Receive	2.350%	3-month USD-LIBOR	05/17/21	USD 10,930,000	21,669	–
Put on 1-Year Interest Rate Swap(2)	Goldman Sachs International	Receive	2.320%	3-month USD-LIBOR	04/06/20	USD 11,505,000	24,448	–
Put on 1-Year Interest Rate Swap(2)	Goldman Sachs International	Receive	2.350%	3-month USD-LIBOR	04/06/20	USD 11,505,000	24,506	–
Put on 1-Year Interest Rate Swap(2)	JPMorgan Chase Bank N.A.	Receive	1.582%	3-month USD-LIBOR	11/05/20	USD 5,250,000	12,416	–
Put on 1-Year Interest Rate Swap(2)	Morgan Stanley & Co. International PLC	Receive	0.410%	3-month USD-LIBOR	03/17/21	USD 5,250,000	8,925	(10,896)
Put on 1-Year Interest Rate Swap(2)	Morgan Stanley & Co. International PLC	Receive	0.410%	3-month USD-LIBOR	03/17/21	USD 5,250,000	8,925	(4,645)
Put on 1-Year Interest Rate Swap(2)	Morgan Stanley & Co. International PLC	Receive	2.400%	3-month USD-LIBOR	06/01/21	USD 18,400,000	33,304	–
Put on 2-Year interest Rate Swap(6)	Barclays Bank PLC	Receive	0.000%	6-month EUR-EURIBOR	06/14/21	EUR 1,010,000	2,747	(1,369)
Put on 2-Year interest Rate Swap(6)	Barclays Bank PLC	Receive	0.000%	6-month EUR-EURIBOR	06/14/21	EUR 1,040,000	2,873	(1,003)
Put on 2-Year interest Rate Swap(6)	Barclays Bank PLC	Receive	0.000%	6-month EUR-EURIBOR	06/25/21	EUR 1,140,000	2,605	(1,156)
Put on 2-Year interest Rate Swap(6)	Barclays Bank PLC	Receive	0.050%	6-month EUR-EURIBOR	06/10/21	EUR 2,310,000	5,817	(1,804)
Put on 2-Year interest Rate Swap(6)	Barclays Bank PLC	Receive	0.100%	6-month EUR-EURIBOR	03/29/21	EUR 4,470,000	15,550	(1,874)
Put on 2-Year interest Rate Swap(6)	Barclays Bank PLC	Receive	0.110%	6-month EUR-EURIBOR	05/17/21	EUR 2,262,400	7,485	(1,229)
Put on 2-Year interest Rate Swap(6)	Barclays Bank PLC	Receive	0.120%	6-month EUR-EURIBOR	04/08/21	EUR 6,960,000	26,460	(4,165)
Put on 2-Year interest Rate Swap(6)	Citibank N.A.	Receive	0.000%	6-month EUR-EURIBOR	06/21/21	EUR 1,220,000	2,973	(1,698)
Put on 2-Year interest Rate Swap(6)	Citibank N.A.	Receive	0.100%	6-month EUR-EURIBOR	04/12/21	EUR 3,490,000	11,641	(1,595)
Put on 2-Year interest Rate Swap(6)	Goldman Sachs International	Receive	0.000%	6-month EUR-EURIBOR	06/18/21	EUR 1,040,000	2,410	(1,022)
Put on 2-Year interest Rate Swap(6)	Goldman Sachs International	Receive	0.160%	6-month EUR-EURIBOR	04/12/21	EUR 3,490,000	11,750	(1,239)
Put on 2-Year interest Rate Swap(6)	Morgan Stanley & Co. International PLC	Receive	0.080%	6-month EUR-EURIBOR	05/31/21	EUR 1,490,000	4,347	(1,387)
Put on 2-Year interest Rate Swap(6)	Morgan Stanley & Co. International PLC	Receive	0.150%	6-month EUR-EURIBOR	04/19/21	EUR 3,460,000	12,434	(1,343)
Put on 2-Year interest Rate Swap(2)	Barclays Bank PLC	Receive	2.000%	3-month USD-LIBOR	11/27/20	USD 5,720,000	7,751	–

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums Received	Fair Value
Put on 2-Year interest Rate Swap(2)	Citibank N.A.	Receive	1.530%	3-month USD-LIBOR	12/14/20	USD 2,815,000	$ 13,512	$ (2)
Put on 2-Year interest Rate Swap(2)	Citibank N.A.	Receive	3.250%	3-month USD-LIBOR	12/29/20	USD 3,130,000	11,424	–
Put on 2-Year interest Rate Swap(2)	Deutsche Bank AG	Receive	2.878%	3-month USD-LIBOR	04/14/20	USD 6,260,000	45,307	–
Put on 2-Year interest Rate Swap(2)	Deutsche Bank AG	Receive	2.888%	3-month USD-LIBOR	04/14/20	USD 270,000	2,205	–
Put on 2-Year interest Rate Swap(2)	Deutsche Bank AG	Receive	2.900%	3-month USD-LIBOR	05/29/20	USD 3,410,000	25,063	–
Put on 2-Year interest Rate Swap(2)	Deutsche Bank AG	Receive	2.938%	3-month USD-LIBOR	04/17/20	USD 260,000	1,985	–
Put on 2-Year interest Rate Swap(2)	Goldman Sachs International	Receive	2.878%	3-month USD-LIBOR	04/14/20	USD 260,000	2,150	–
Put on 2-Year interest Rate Swap(2)	Goldman Sachs International	Receive	2.888%	3-month USD-LIBOR	04/14/20	USD 6,270,000	45,301	–
Put on 2-Year interest Rate Swap(2)	Goldman Sachs International	Receive	3.150%	3-month USD-LIBOR	05/05/20	USD 2,100,000	11,602	–
Put on 2-Year interest Rate Swap(2)	Goldman Sachs International	Receive	3.350%	3-month USD-LIBOR	05/29/20	USD 2,890,000	10,512	–
Put on 2-Year interest Rate Swap(2)	Goldman Sachs International	Receive	3.450%	3-month USD-LIBOR	06/08/20	USD 2,870,000	11,882	–
Put on 2-Year interest Rate Swap(2)	Goldman Sachs International	Receive	3.500%	3-month USD-LIBOR	06/15/20	USD 1,820,000	6,779	–
Put on 2-Year interest Rate Swap(2)	JPMorgan Chase Bank N.A.	Receive	2.436%	3-month USD-LIBOR	02/01/21	USD 3,300,000	26,341	–
Put on 2-Year Interest Rate Swap(6)	Barclays Bank PLC	Receive	0.000%	6-month EUR-EURIBOR	07/01/21	EUR 1,210,000	2,499	(1,259)
Put on 2-Year Interest Rate Swap(6)	Barclays Bank PLC	Receive	0.000%	6-month EUR-EURIBOR	07/19/21	EUR 1,240,000	2,269	(1,390)
Put on 2-Year Interest Rate Swap(6)	Barclays Bank PLC	Receive	-0.050%	6-month EUR-EURIBOR	07/02/21	EUR 1,180,000	2,489	(1,490)
Put on 2-Year Interest Rate Swap(6)	Barclays Bank PLC	Receive	-0.150%	6-month EUR-EURIBOR	08/09/21	EUR 2,780,000	3,847	(5,749)
Put on 2-Year Interest Rate Swap(6)	Barclays Bank PLC	Receive	-0.150%	6-month EUR-EURIBOR	08/09/21	EUR 1,570,000	2,128	(3,247)
Put on 2-Year Interest Rate Swap(6)	Barclays Bank PLC	Receive	-0.250%	6-month EUR-EURIBOR	09/03/21	EUR 5,030,000	8,276	(20,565)
Put on 2-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	3.500%	3-month USD-LIBOR	08/24/20	USD 3,560,000	12,015	–
Put on 2-Year Interest Rate Swap(2)	Deutsche Bank AG	Receive	0.600%	3-month USD-LIBOR	09/24/20	USD 4,660,000	6,291	(1,469)
Put on 2-Year Interest Rate Swap(2)	Deutsche Bank AG	Receive	1.000%	3-month USD-LIBOR	10/05/20	USD 2,325,000	2,441	(16)
Put on 2-Year Interest Rate Swap(2)	Goldman Sachs International	Receive	1.050%	3-month USD-LIBOR	10/02/20	USD 2,530,000	4,453	(9)
Put on 2-Year Interest Rate Swap(2)	Goldman Sachs International	Receive	1.050%	3-month USD-LIBOR	10/02/20	USD 2,530,000	2,973	(9)
Put on 2-Year Interest Rate Swap(2)	Goldman Sachs International	Receive	1.535%	3-month USD-LIBOR	12/11/20	USD 2,815,000	13,442	(2)
Put on 5-Year Interest Rate Swap(6)	Barclays Bank PLC	Receive	0.000%	6-month EUR-EURIBOR	07/27/20	EUR 1,740,000	4,896	(5,259)
Put on 5-Year Interest Rate Swap(6)	Barclays Bank PLC	Receive	-0.035%	6-month EUR-EURIBOR	09/13/22	EUR 600,000	9,338	(11,518)
Put on 5-Year Interest Rate Swap(6)	Barclays Bank PLC	Receive	-0.138%	6-month EUR-EURIBOR	09/12/22	EUR 600,000	9,029	(13,439)
Put on 5-Year Interest Rate Swap(6)	Barclays Bank PLC	Receive	-0.293%	6-month EUR-EURIBOR	08/20/20	EUR 5,100,000	24,623	(61,449)
Put on 5-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	1.246%	3-month USD-LIBOR	02/28/22	USD 1,610,000	28,618	(10,102)
							$ 1,885,675	$ (2,506,385)

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

At March 31, 2020, the following over-the-counter purchased interest rate floors were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Exercise Rate	Pay/Receive Exercise Rate	Expiration Date	Notional Amount	Cost	Fair Value
Put Option-Max [0, Exercise Rate)- 5-Year Constant Maturity Swap]	Goldman Sachs International	0.350%	Receive	07/08/20	USD 4,670,000	$ 3,853	$ 2,477
Put Option-Max [0, Exercise Rate)- 5-Year Constant Maturity Swap]	Goldman Sachs International	0.400%	Receive	06/29/20	USD 4,630,000	3,704	3,227
						$ 7,557	$ 5,704

At March 31, 2020, the following over-the-counter purchased interest rate caps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Exercise Rate	Pay/Receive Exercise Rate	Expiration Date	Notional Amount	Cost	Fair Value
Call Option-Max [0, 5-Year Constant Maturity Swap)-Exercise Rate]	Citibank N.A.	0.300%	Pay	02/14/22	USD 17,550,000	$ 30,883	$ 38,745
						$ 30,883	$ 38,745

At March 31, 2020, the following over-the-counter written interest rate floors were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Exercise Rate	Pay/Receive Exercise Rate	Expiration Date	Notional Amount	Premiums Received	Fair Value
Put Option-Max [0, Exercise Rate)- 5-Year Constant Maturity Swap]	Goldman Sachs International	0.250%	Receive	07/08/20	USD 9,330,000	$ 4,665	$ (2,668)
Put Option-Max [0, Exercise Rate)- 5-Year Constant Maturity Swap]	Goldman Sachs International	0.300%	Receive	06/29/20	USD 9,260,000	4,630	(3,482)
						$ 9,295	$ (6,150)

(1)	Portfolio receives the exercise rate semi-annually and pays the floating rate index semi-annually.
(2)	Portfolio receives the exercise rate semi-annually and pays the floating rate index quarterly.
(3)	Portfolio pays the exercise rate semi-annually and receives the floating rate index quarterly.
(4)	Portfolio pays the exercise rate semi-annually and receives the floating rate index semi-annually.
(5)	Portfolio pays the exercise rate annually and receives the floating rate index semi-annually.
(6)	Portfolio receives the exercise rate annually and pays the floating rate index semi-annually.

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	EU Euro
GBP	-	British Pound
JPY	-	Japanese Yen
NZD	-	New Zealand Dollar
USD	-	United States Dollar

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

At March 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $247,098,613.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$ 21,878,275
Gross Unrealized Depreciation	(15,243,982)
Net Unrealized Appreciation	$ 6,634,293